Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity New York Municipal Trust II
Prospectus Date	rr_ProspectusDate	Mar. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2016